BLACKROCK INDEX FUNDS, INC.

iShares Russell 2000 Small-Cap Index Fund

iShares MSCI EAFE International Index Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated February 8, 2023 to the Summary Prospectuses and the

Prospectuses of the Funds, each dated April 29, 2022, as supplemented to date

Effective on February 8, 2023, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectuses entitled “Key Facts About [Fund] — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About [Fund] — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the [Fund][Series] Since	Title
Paul Whitehead	2022	Managing Director of BlackRock, Inc.
Suzanne Henige, CFA[1]	2020	Managing Director of BlackRock, Inc.
Jennifer Hsui, CFA	2016	Managing Director of BlackRock, Inc.

[1]	On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Russell 2000 Small-Cap Index Fund — About the Portfolio Management Team of Master Small Cap Index Series” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF MASTER SMALL CAP INDEX SERIES
The Series is managed by a team of financial professionals. Paul Whitehead, Suzanne Henige, CFA[1], and Jennifer Hsui, CFA are the portfolio managers of the Series and are jointly and primarily responsible for the day-to-day management of the Series. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — MSCI EAFE International Index Fund — About the Portfolio Management Team of MSCI EAFE International Index Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF MSCI EAFE INTERNATIONAL INDEX FUND
The Fund is managed by a team of financial professionals. Paul Whitehead, Suzanne Henige, CFA[1], and Jennifer Hsui, CFA are the portfolio managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of Master Small Cap Index Series and MSCI EAFE International Index Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Corporation’s SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Paul Whitehead	Jointly and primarily responsible for the day-to-day management of the Series’ and the Fund’s portfolio, including setting the Series’ and the Fund’s overall investment strategy and overseeing the management of the Series and the Fund.	2022	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2009 to 2010; Principal of Barclays Global Investors (“BGI”) from 2002 to 2009.
Suzanne Henige, CFA[1]	Jointly and primarily responsible for the day-to-day management of the Series’ and the Fund’s portfolio, including setting the Series’ and the Fund’s overall investment strategy and overseeing the management of the Series and the Fund.	2020	Managing Director of BlackRock, Inc. since 2022; Director of BlackRock, Inc. from 2016 to 2021; Vice President of BlackRock, Inc. from 2011 to 2015.
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of the Series’ and the Fund’s portfolio, including setting the Series’ and the Fund’s overall investment strategy and overseeing the management of the Series and the Fund.	2016	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2006 to 2009.

[1]	On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.

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